Significant accounting policies, judgements, estimates and assumptions - Provisions and contingencies, decommissioning, environmental expenditures and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Nominal discount rate	2.50%	3.00%
Liabilities for decommissioning costs, weighted average recognition period	18 years	18 years
Environmental expenditures and liabilities, weighted average recognition period	6 years	6 years
Provisions, discounted cash flow, nominal interest rate	2.50%	3.00%
Change In nominal interest rate	0.50%
Reduction to provision through change in discount rate	$ (1,442)
Increase (decrease) in depreciation, depletion, and amortization due to change in decommissioning provision	17,780	$ 15,457	$ 15,584
Increase (decrease) in finance costs due to change in decommissioning provision	3,489	2,528	$ 2,074
Provision for decommissioning
Disclosure of other provisions [line items]
Reduction to provision through change in discount rate	$ 1,400	$ 1,300